Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,990,710
Previously Paid Amount	0.00
Total Fee Amount	1,517.82
Total Offset Amount	0.00
Net Fee	1,517.82
Narrative - Max Aggregate Offering Price	$ 10,990,710
Final Prospectus	true